FAIR VALUE MEASUREMENTS (Schedule of fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	$ 720,856	$ 673,541
Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,818	0
Available For Sale Marketable Securities	453,315	357,664
Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	47,280	41,382
Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	14,076	13,555
Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	204,367	260,940
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	204,367	260,940
Level 1 [Member] | Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 1 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	204,367	260,940
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	516,489	412,601
Level 2 [Member] | Corporate Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,818	0
Available For Sale Marketable Securities	453,315	357,664
Level 2 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available For Sale Marketable Securities	47,280	41,382
Level 2 [Member] | Commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	14,076	13,555
Level 2 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	$ 0	$ 0